Employee Information - Summary of Employee Movements (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Employees [line items]
Number of employees	95,359	100,735
Employees who have left the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	16,630	21,791
Employees who have joined the Company [member]
Disclosure of Information About Employees [line items]
Number of employees	11,254	11,062
Temporary employee [member]
Disclosure of Information About Employees [line items]
Number of employees	560	676